Retirement Plan	12 Months Ended
Dec. 31, 2022
Retirement Plan
Retirement Plan

Note 18: Retirement Plan

The Company maintains a retirement savings 401(k) Plan (the “401(k) Plan”) for full-time employees. Participants may elect to contribute to the 401(k) Plan, through payroll deductions, subject to Internal Revenue Service limitations. At its discretion, the Company can make a matching contribution to the 401(k) Plan. The Company recognized expense related to its contributions to the 401(k) Plan of $0.8 million during the year ended December 31, 2022. The Company did not make any contributions to the 401(k) Plan in the Successor Period of 2021 and the Predecessor Period of 2021.